Pension Plan (Details 5) $ in Thousands	Sep. 30, 2017 USD ($)
Pension Plan Details 5
2018	$ 2,337
2019	2,536
2020	2,481
2021	2,720
2022	2,925
Thereafter (5 years from September 2022)	$ 17,985